CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		44 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,079,851)	$ (3,442,269)	$ (9,731,906)
Common shares issued for services	0	0	71,000
Compensation cost for stock options granted	121,812	140,056	292,264
Loss on reduction of inventory to LCM	29,884	92,026	121,910
Loan initiation fee accrued for notes payable	0	0	2,000
Depreciation and amortization	130,552	15,623	146,175
Adjustments to reconcile net loss to net cash provided by operating activities:
Increase in accounts receivable	(140,441)	(1,224)	(141,665)
Increase in inventory	(29,884)	(92,026)	(121,910)
Increase in prepaid expenses	(91,449)	(31,184)	(122,633)
Increase in security deposits	(29,089)	(2,600)	(36,447)
Increase in accounts payable	3,451	64,765	68,217
Decrease in accrued payroll	0	(278,571)	0
Increase in accrued expenses	1,185,051	43,040	1,627,380
Net cash used in operating activities	(3,899,964)	(3,492,364)	(7,825,615)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of furniture & fixtures	(104,582)	(86,465)	(191,047)
Purchase of software	(30,000)	(50,466)	(80,466)
Net cash used in investing activities	(134,582)	(136,931)	(271,513)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from issuance of common stocks and warrants	3,854,000	5,713,785	9,824,325
(Repayments of) proceeds from bank line of credit	(1,000,000)	1,000,000	0
Repayments of loans from related parties	(5,078)	(183,922)	(2,000)
Cash released from (restricted for) commercial line of credit	1,000,000	(1,000,000)	0
Net cash provided by financing activities	3,848,922	5,529,863	9,822,325
NET INCREASE (DECREASE) IN CASH & CASH EQUIVALENTS	(185,624)	1,900,568	1,725,197
CASH & CASH EQUIVALENTS, BEGINNING BALANCE	1,910,821	10,253	0
CASH & CASH EQUIVALENTS, ENDING BALANCE	1,725,197	1,910,821	1,725,197
SUPPLEMENTAL DISCLOSURES:
Interest paid	14,715	17,992	32,707
Income taxes paid	0	0	250
NONCASH INVESTING AND FINANCING ACTIVITIES:
Common stock and warrants issued for asset purchase	4,674,853	0	4,674,853
Options issued for previously accrued director compensation	$ 45,000	$ 0	$ 45,000